Leases (Details) - Schedule of cash flow information related to leases	Mar. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$ 6,238,754
Right-of-use assets obtained in exchange for lease obligations:
Operating leases